Other Identifiable Intangible Assets - Summary of Other Identifiable Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Oct. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets carrying amount		$ 3,324	$ 5,315
Financial & risk [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets carrying amount			$ 1,462
Percentage of ownership sold	55.00%